Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rate	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of currency exchange rate [Abstract]
Year-end spot rate	US$1=RMB 6.4580	US$1=RMB 6.8033	US$1= RMB 7.1378
Average rate	US$1=RMB 6.5095	US$1=RMB 7.0077	US$1=RMB 6.8729